Interests in Other Entities	12 Months Ended
Dec. 31, 2019
Associates and joint ventures [member]
Statement [Line Items]
Interests in Other Entities
16	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The summarized financial information of the Group’s principal associates and joint ventures, including the aggregated amounts of assets, liabilities, revenue, profit or loss and the interest held by the Group were as follows:

Name	Country of Incorporation	Registered Capital	Principal Activities	Interest Held
				Direct %	Indirect %
PetroIneos Refining Limited	UK	USD 1,000	Refining	—	49.90
China Petroleum Finance Co., Ltd.	PRC	8,331	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business	32.00	—
CNPC Captive Insurance Co., Ltd.	PRC	5,000	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business	49.00	—
China Marine Bunker (PetroChina) Co., Ltd.	PRC	1,000	Oil import and export trade and transportation, sale and storage	—	50.00
Mangistau Investment B.V .	Netherlands	EUR 18,000	Engages in investing activities, the principle activities of its main subsidiaries are exploration, exploitation and sale of oil and gas.	—	50.00
Trans-Asia Gas Pipeline Co., Ltd.	PRC	5,000	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting	—	50.00
Dividends received or receivable from associates and joint ventures were RMB 4,432 in 2019 (2018: RMB 6,558, 2017: RMB 7,034).
In 2019, investments in associates and joint ventures of RMB 119 (2018: RMB 207, 2017: RMB 96) were disposed of, resulting in a gain of RMB 238 (2018: a gain of RMB 7, 2017: a gain of RMB 6).
In 2019, the share of profit and other comprehensive income in all individually immaterial associates and joint ventures accounted for using equity method in aggregate was profit of RMB 2,207 (2018: profit of RMB 8,996, 2017: profit of RMB 3,235) and RMB 2,098 (2018: profit of RMB 480, 2017: loss of RMB 845), respectively.
Interest in Associates
Summarized financial information in respect of the Group’s principal associates and reconciliation to carrying amount is as follow:

	PetroIneos Refining Limited		China Petroleum Finance Co., Ltd.		CNPC Captive Insurance Co., Ltd.
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	49.90	49.90	32.00	32.00	49.00	49.00
Current assets	1,457	1,373	261,520	173,948	10,823	10,493
Non-current assets	14,364	14,795	228,933	285,805	2,618	2,928
Current liabilities	7,843	7,997	403,052	378,472	6,981	7,184
Non-current liabilities	1,457	1,430	17,234	16,317	3	—

Net assets	6,521	6,741	70,167	64,964	6,457	6,237

Group’s share of net assets	3,254	3,364	22,453	20,788	3,164	3,056
Goodwill	—	—	349	349	—	—

Carrying amount of interest in associates	3,254	3,364	22,802	21,137	3,164	3,056

Summarized statement of comprehensive income and dividends received by the Group are as follow:

	PetroIneos Refining Limited			China Petroleum Finance Co., Ltd.			CNPC Captive Insurance Co., Ltd.
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	4,446	4,588	4,472	9,672	8,520	8,520	712	706	654
( Loss ) / p rofit for the year	(326)	(120)	699	7,810	7,554	7,286	349	315	364
Other comprehensive income	106	325	(384)	1,356	651	(1,395)	(1)	—	1

Total comprehensive income	(220)	205	315	9,166	8,205	5,891	348	315	365

Group’s share of total comprehensive income	(110)	102	157	2,933	2,626	1,885	170	154	179

Dividends received by the Group	—	—	—	1,268	983	815	62	63	27
Interest in Joint Ventures
Summarized statement of financial position as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies in respect of the Group’s principal joint ventures and reconciliation to carrying amount is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.		Mangistau Investment B.V.		Trans-Asia Gas Pipeline Co., Ltd.
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	50.00	50.00	50.00	50.00
Non-current assets	1,750	1,893	11,980	11,642	43,258	34,584
Current assets	8,666	7,313	1,211	780	2,680	3,330
Including: cash and cash equivalents	1,206	1,368	292	265	73	81
Non-current liabilities	152	152	3,062	2,740	2,355	2,100
Including: Non-current financial liabilities	5	20	907	892	2,100	2,100
Current liabilities	7,349	6,091	567	868	445	267
Including: Current financial liabilities excluding trade and other payables	3,599	3,796	—	—	—	—

Net assets	2,915	2,963	9,562	8,814	43,138	35,547

Net assets attributable to owners of the Company	2,672	2,702	9,562	8,814	43,138	35,547
Group’s share of net assets	1,336	1,351	4,781	4,407	21,569	17,774
Carrying amount of interest in joint ventures	1,336	1,351	4,781	4,407	21,569	17,774

Summarized statement of comprehensive income as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies and dividends received by the Group is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.			Mangistau Investment B.V.			Trans-Asia Gas Pipeline Co., Ltd.
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	42,116	43,924	31,770	15,104	16,085	13,192	23	14	16
Depreciation, depletion and amortization	(81)	(90)	(93)	(883)	(807)	(808)	(37)	(4)	(3)
Interest income	23	18	12	2	5	3	51	59	65
Interest expense	(88)	(96)	(39)	(158)	(154)	(122)	(57)	(46)	(43)
Income tax expense	(92)	(37)	(44)	(925)	(1,077)	(27)	—	10	—
Net profit	142	126	116	2,818	3,324	1,947	4,070	1,931	4,612
Total comprehensive income	169	151	87	2,978	3,020	1,852	7,940	2,505	4,502
Group’s share of total comprehensive income	85	76	43	1,489	1,510	926	3,970	1,253	2,251

Dividends received by the Group	—	8	—	1,115	1,650	2,141	175	—	—

Subsidiaries [member]
Statement [Line Items]
Interests in Other Entities
18	SUBSIDIARIES
The principal subsidiaries of the Group are:

Company Name	Country of Incorporation	Registered Capital	Type of Legal Entity	Attributable Equity Interest %	Voting Rights %	Principal Activities
Daqing Oilfield Company Limited	PRC	47,500	Limited liability company	100.00	100.00	Exploration, production and sale of crude oil and natural gas
CNPC Exploration and Development Company Limited (i)	PRC	16,100	Limited liability company	50.00	57.14	Exploration, production and sale of crude oil and natural gas outside the PRC
PetroChina Hong Kong Limited	Hong Kong	HKD 7,592 million	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, production and sale of crude oil in and outside the PRC as well as natural gas sale and transmission in the PRC
PetroChina International Investment Company Limited	PRC	31,314	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, development and production of crude oil, natural gas, oil sands and coalbed methane outside the PRC
PetroChina International Company Limited	PRC	18,096	Limited liability company	100.00	100.00	Marketing of refined products and trading of crude oil and petrochemical products, storage, investment in refining, chemical engineering, storage facilities, service station, and transportation facilities and related business in and outside the PRC
PetroChina Pipelines Co., Ltd.	PRC	80,000	Limited liability company	72.26	72.26	Oil and gas pipeline transportation, investment holding, import and export of goods, agency of import and export, import and export of technology, technology promotion service, professional contractor, main contractor

(i)
The Company consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Summarized financial information in respect of the Group’s principal subsidiaries with significant non-controlling
interests is as follows:

	CNPC Exploration and Development Company Limited		PetroChina Pipelines Co., Ltd.
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	72.26	72.26
Current assets	20,604	21,463	4,306	4,604
Non-current assets	186,792	166,155	228,623	224,163
Current liabilities	18,911	14,525	7,631	7,531
Non-current liabilities	25,326	25,967	9,616	6,095

Net assets	163,159	147,126	215,682	215,141

Summarized statement of comprehensive income is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Pipelines Co., Ltd.
	2019	2018	2017	2019	2018	2017
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	47,096	45,618	37,304	43,463	43,062	43,627
Profit from continuing operations	14,126	15,563	3,696	18,911	19,436	17,891
Total comprehensive income	17,879	17,577	(1,050)	18,911	19,436	17,891
Profit attributable to non-controlling interests	8,274	8,844	2,390	5,246	5,392	4,963
Dividends paid to non-controlling interests	1,923	2,038	1,420	4,852	7,174	3,569
Summarized statement of cash flows is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Pipelines Co., Ltd.
	2019	2018	2017	2019	2018	2017
	RMB	RMB	RMB	RMB	RMB	RMB
Net cash inflow from operating activities	17,780	22,467	18,545	30,058	29,701	31,160
Net cash (outflow) / inflow from investing activities	(17,306)	(33,466)	(12,304)	(10,764)	(2,701)	2,869
Net cash (outflow) / inflow from financing activities	(1,118)	7,865	(4,296)	(18,910)	(25,919)	(36,190)
Effect of foreign exchange rate changes on cash and cash equivalents	220	(1,350)	(2,183)	—	—	—
Net (decrease) / increase in cash and cash equivalents	(424)	(4,484)	(238)	384	1,081	(2,161)
Cash and cash equivalents at the beginning of the year	13,498	17,982	18,220	1,229	148	2,309
Cash and cash equivalents at the end of the year	13,074	13,498	17,982	1,613	1,229	148